Share-based payments	6 Months Ended
Jun. 30, 2026
Share-based Payment Arrangements [Abstract]
Share-based payments	Share-based payments
The following share-based payment amounts are included in the income statements as operating costs.

	Three months		Six months
For the period ended June 30	2026	2025	2026	2025
Restricted share units (RSUs) and performance share units (PSUs)	(11)	(9)	(37)	(38)
Stock options, employee savings plan and deferred share units	(8)	(7)	(23)	(15)
Total share-based payments	(19)	(16)	(60)	(53)
The following tables summarize the change in outstanding RSUs/PSUs and stock options for the period ended June 30, 2026.
RSUs/PSUs

Number of RSUs/PSUs
Outstanding, January 1, 2026	4,968,853
Granted	1,714,702
Dividends credited	136,451
Settled	(1,271,096)
Forfeited	(164,728)
Outstanding, June 30, 2026	5,384,182
Stock options

	Number of options	Weighted average exercise price ($)
Outstanding, January 1, 2026	5,503,174	62
Granted	3,341,630	36
Forfeited or expired	(82,575)	63
Outstanding, June 30, 2026	8,762,229	52
Exercisable, June 30, 2026	5,420,599	62
Assumptions used in stock option pricing model
The fair value of options granted was determined using a binomial option pricing model that takes into account factors specific to the stock options granted. The following table shows the principal assumptions used in the valuation.

2026
Fair value per option granted	$3.96
Share price	$36
Exercise price	$36
Expected dividend yield	5%
Expected volatility	17%
Risk-free interest rate	3%
Expected life (years)	6
Expected dividend yield is consistent with BCE’s dividend strategy. Expected volatility is based on the historical volatility of BCE’s share price. The risk-free rate used is equal to the yield available on Government of Canada bonds at the date of grant with a term equal to the expected life of the options. Stock options granted in 2026 vest over four years.